ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade Accounts Payable	$ 2,502,139	$ 1,717,977	$ 2,420,392
Accrued Liabilities	0	41,186	0
Total	$ 2,502,139	$ 1,759,163	$ 2,420,392